NOTES PAYABLE (Schedule of key inputs in valuation) (Details)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Notes Payable [Abstract]
Expected life (years)	5 years	4 years 11 months 16 days
Risk-free interest rate	1.41%	1.21%
Expected volatility	226.00%	227.00%